Document and Entity Information	Dec. 31, 2024
Document And Entity Information [Line Items]
Entity Registrant Name	Dave Inc./DE
Amendment Flag	false
Entity Central Index Key	0001841408
Document Type	8-K
Document Period End Date	Dec. 31, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-40161
Entity Tax Identification Number	86-1481509
Entity Address, Address Line One	1265 South Cochran Avenue
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90019
City Area Code	(844)
Local Phone Number	857-3283
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001
Trading Symbol	DAVE
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $368 per share
Trading Symbol	DAVEW
Security Exchange Name	NASDAQ